12. LONG-TERM PAYABLES - Security deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Payables - Security Deposits Details
Security deposits from customers	$ 9,102	$ 8,955
Security deposits from customers due back to customer 2015	4,237
Security deposits from customers due back to customer 2016	4,861
Security deposits from customers due back to customer 2017	$ 4